PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Project and royalty generation costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 56	$ 27